Abacus Settlements LLC - SEGMENT REPORTING (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023
Segment Reporting Information [Line Items]
Number of operating segments		3
Abacus Settlements, LLC
Segment Reporting Information [Line Items]
Number of operating segments	1	1